OTHER CURRENT LIABILITIES (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Accrued Interest Payable		$ 405,000
Other Current Liabilities	$ 20,722,125	20,278,381
Total Other Current Liabilities	3,790,561	4,215,533	$ 24,929,028
Other Current Liabilitiesand Other Non Current Liabilities [Member]
Customer Securities for which Entity has Right to Sell or Repledge (Including Securities Sold or Repledged) [Line Items]
Accrued Interest Payable	790,906	9,051,650	2,819,594
Contingent Consideration	87,893	8,951,801	774,000
Derivatives	5,707,715	546,076
Other Current Liabilities	14,135,611	1,728,854	$ 52,786
Total Other Current Liabilities	$ 20,722,125	$ 20,278,381